Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000010303
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 13,753	$ 15,490	$ 13,689	$ 9,577	$ 18,201	$ 19,043	$ 13,898	$ 17,649	$ 20,307	$ 24,799
C000010305
Account Value [Line Items]
Accumulated Value	9,525	13,070	14,687	12,946	9,033	17,047	17,791	12,955	16,409	18,831	22,943
C000010306
Account Value [Line Items]
Accumulated Value	10,000	13,618	15,189	13,289	9,203	17,240	17,857	12,905	16,225	18,481	22,347
C000010304
Account Value [Line Items]
Accumulated Value	10,000	13,726	15,425	13,591	9,488	17,899	18,683	13,605	17,232	19,776	24,096
C000010626
Account Value [Line Items]
Accumulated Value	10,000	12,485	13,564	13,244	10,117	19,121	22,318	20,400	22,348	21,801	30,558
C000010628
Account Value [Line Items]
Accumulated Value	9,525	11,860	12,854	12,520	9,540	17,984	20,940	19,091	20,865	20,302	28,387
C000010629
Account Value [Line Items]
Accumulated Value	10,000	12,362	13,297	12,852	9,723	18,189	21,020	19,022	20,633	19,926	27,653
C000010627
Account Value [Line Items]
Accumulated Value	10,000	12,458	13,502	13,153	10,022	18,891	21,994	20,048	21,910	21,320	29,810
C000010594
Account Value [Line Items]
Accumulated Value	10,000	11,671	13,460	14,529	13,090	18,430	17,175	16,206	17,713	17,209	23,271
C000010596
Account Value [Line Items]
Accumulated Value	9,525	11,089	12,756	13,735	12,343	17,335	16,114	15,168	16,538	16,026	21,617
C000010597
Account Value [Line Items]
Accumulated Value	10,000	11,555	13,194	14,101	12,578	17,531	16,175	15,110	16,353	15,728	21,058
C000010595
Account Value [Line Items]
Accumulated Value	10,000	11,639	13,389	14,414	12,955	18,195	16,914	15,921	17,358	16,820	22,689
C000010630
Account Value [Line Items]
Accumulated Value	10,000	10,662	10,658	11,094	10,116	13,836	14,512	14,715	15,114	15,496	14,748
C000010632
Account Value [Line Items]
Accumulated Value	9,525	10,130	10,103	10,488	9,540	13,016	13,621	13,775	14,113	14,434	13,704
C000010633
Account Value [Line Items]
Accumulated Value	10,000	10,555	10,447	10,767	9,719	13,160	13,669	13,720	13,954	14,164	13,344
C000010631
Account Value [Line Items]
Accumulated Value	10,000	10,635	10,601	11,008	10,012	13,660	14,295	14,458	14,813	15,149	14,382
C000010598
Account Value [Line Items]
Accumulated Value	10,000	13,541	16,870	17,098	18,635	38,956	43,485	41,951	60,326	51,058	92,519
C000010600
Account Value [Line Items]
Accumulated Value	9,525	12,869	15,996	16,171	17,581	36,662	40,823	39,283	56,351	47,575	85,993
C000010601
Account Value [Line Items]
Accumulated Value	10,000	13,409	16,542	16,598	17,911	37,072	40,970	39,130	55,713	46,684	83,751
C000010599
Account Value [Line Items]
Accumulated Value	10,000	13,498	16,777	16,957	18,436	38,443	42,806	41,192	59,089	49,885	90,167
C000010610
Account Value [Line Items]
Accumulated Value	10,000	11,899	11,330	10,430	4,213	8,065	12,715	13,394	15,846	14,771	21,207
C000010612
Account Value [Line Items]
Accumulated Value	9,525	11,302	10,738	9,862	3,975	7,588	11,933	12,539	14,798	13,760	19,706
C000010613
Account Value [Line Items]
Accumulated Value	10,000	11,776	11,102	10,122	4,048	7,670	11,971	12,485	14,625	13,497	19,185
C000010611
Account Value [Line Items]
Accumulated Value	10,000	11,857	11,261	10,342	4,165	7,949	12,500	13,135	15,502	14,415	20,644
C000010590
Account Value [Line Items]
Accumulated Value	10,000	11,438	9,024	6,819	1,827	4,148	5,700	5,258	6,592	5,167	8,043
C000010592
Account Value [Line Items]
Accumulated Value	9,525	10,867	8,552	6,444	1,723	3,901	5,347	4,920	6,153	4,811	7,470
C000010593
Account Value [Line Items]
Accumulated Value	10,000	11,322	8,844	6,618	1,757	3,946	5,369	4,903	6,086	4,723	7,278
C000010591
Account Value [Line Items]
Accumulated Value	10,000	11,402	8,962	6,751	1,810	4,095	5,614	5,165	6,461	5,051	8,038
C000010614
Account Value [Line Items]
Accumulated Value	10,000	12,172	13,556	13,537	10,850	17,583	20,348	16,613	21,393	24,438	24,938
C000010616
Account Value [Line Items]
Accumulated Value	9,525	11,565	12,846	12,793	10,229	16,538	19,089	15,547	19,971	22,758	23,162
C000010617
Account Value [Line Items]
Accumulated Value	10,000	12,051	13,289	13,137	10,425	16,729	19,164	15,490	19,751	22,339	22,566
C000010615
Account Value [Line Items]
Accumulated Value	10,000	12,143	13,491	13,435	10,741	17,364	20,049	16,329	20,974	23,900	24,325
C000010618
Account Value [Line Items]
Accumulated Value	10,000	11,020	12,494	14,087	13,313	18,803	20,571	19,304	21,987	21,118	22,528
C000010620
Account Value [Line Items]
Accumulated Value	9,525	10,463	11,838	13,313	12,546	17,674	19,290	18,060	20,515	19,654	20,913
C000010621
Account Value [Line Items]
Accumulated Value	10,000	10,907	12,241	13,671	12,790	17,882	19,374	18,005	20,306	19,305	20,388
C000010619
Account Value [Line Items]
Accumulated Value	10,000	10,987	12,422	13,970	13,169	18,560	20,257	18,965	21,548	20,642	21,965
C000010602
Account Value [Line Items]
Accumulated Value	10,000	12,236	16,018	17,523	16,078	29,885	22,867	18,753	24,460	27,057	30,191
C000010604
Account Value [Line Items]
Accumulated Value	9,525	11,624	15,178	16,564	15,160	28,108	21,455	17,551	22,834	25,196	28,041
C000010605
Account Value [Line Items]
Accumulated Value	10,000	12,113	15,702	17,006	15,448	28,429	21,538	17,484	22,580	24,731	27,319
C000010603
Account Value [Line Items]
Accumulated Value	10,000	12,209	15,944	17,398	15,921	29,518	22,533	18,429	23,978	26,458	29,446
C000010634
Account Value [Line Items]
Accumulated Value	10,000	11,620	12,400	12,904	9,942	18,930	15,993	14,528	16,646	18,170	18,632
C000010636
Account Value [Line Items]
Accumulated Value	9,525	11,040	11,753	12,198	9,374	17,807	15,007	13,597	15,539	16,921	17,306
C000010637
Account Value [Line Items]
Accumulated Value	10,000	11,505	12,155	12,523	9,551	18,007	15,063	13,545	15,364	16,606	16,856
C000010635
Account Value [Line Items]
Accumulated Value	10,000	11,590	12,339	12,809	9,841	18,694	15,756	14,278	16,314	17,764	18,170
C000010578
Account Value [Line Items]
Accumulated Value	10,000	11,782	10,875	10,649	11,037	18,620	21,570	18,046	17,422	24,251	51,010
C000010580
Account Value [Line Items]
Accumulated Value	9,525	11,190	10,299	10,063	10,404	17,508	20,234	16,886	16,265	22,582	47,372
C000010581
Account Value [Line Items]
Accumulated Value	10,000	11,666	10,656	10,328	10,602	17,710	20,313	16,828	16,083	22,169	46,159
C000010579
Account Value [Line Items]
Accumulated Value	10,000	11,754	10,802	10,550	10,915	18,370	21,230	17,718	17,061	23,694	49,705
C000010461
Account Value [Line Items]
Accumulated Value	9,525	10,208	9,814	11,344	8,589	12,522	14,571	11,212	12,260	13,262	13,312
C000010462
Account Value [Line Items]
Accumulated Value	10,000	10,637	10,151	11,646	8,750	12,663	14,735	11,251	12,213	13,114	13,061
C000010460
Account Value [Line Items]
Accumulated Value	10,000	10,718	10,304	11,915	9,023	13,158	15,313	11,785	12,885	13,941	13,997
C000010638
Account Value [Line Items]
Accumulated Value	10,000	9,926	11,182	12,420	10,623	21,198	18,878	17,113	20,768	20,925	22,927
C000010640
Account Value [Line Items]
Accumulated Value	9,525	9,433	10,604	11,749	10,026	19,960	17,730	16,032	19,404	19,502	21,316
C000010641
Account Value [Line Items]
Accumulated Value	10,000	9,824	10,960	12,052	10,207	20,159	17,773	15,949	19,157	19,109	20,730
C000010639
Account Value [Line Items]
Accumulated Value	10,000	9,904	11,133	12,337	10,527	20,950	18,607	16,820	20,360	20,461	22,365
C000010622
Account Value [Line Items]
Accumulated Value	10,000	12,463	15,842	17,909	17,719	31,948	32,567	28,678	39,881	40,008	52,723
C000010624
Account Value [Line Items]
Accumulated Value	9,525	11,845	15,017	16,935	16,712	30,059	30,565	26,848	37,244	37,269	48,991
C000010625
Account Value [Line Items]
Accumulated Value	10,000	12,341	15,531	17,384	17,027	30,397	30,676	26,742	36,823	36,573	47,717
C000010623
Account Value [Line Items]
Accumulated Value	10,000	12,432	15,761	17,772	17,541	31,548	32,077	28,174	39,082	39,107	51,408
C000010582
Account Value [Line Items]
Accumulated Value	10,000	11,421	11,802	12,453	11,116	14,734	14,091	11,995	11,886	14,191	21,446
C000010584
Account Value [Line Items]
Accumulated Value	9,525	10,847	11,181	11,771	10,482	13,857	13,221	11,222	11,100	13,222	19,925
C000010585
Account Value [Line Items]
Accumulated Value	10,000	11,305	11,565	12,084	10,680	14,014	13,271	11,179	10,974	12,971	19,400
C000010583
Account Value [Line Items]
Accumulated Value	10,000	11,394	11,744	12,392	11,031	14,587	13,916	11,810	11,678	13,911	20,964
C000010586
Account Value [Line Items]
Accumulated Value	10,000	11,614	13,086	12,258	9,489	21,389	21,237	17,330	18,975	17,009	21,048
C000010588
Account Value [Line Items]
Accumulated Value	9,525	11,036	12,403	11,588	8,948	20,116	19,925	16,219	17,716	15,839	19,551
C000010589
Account Value [Line Items]
Accumulated Value	10,000	11,500	12,829	11,896	9,115	20,344	20,002	16,159	17,515	15,546	19,046
C000010587
Account Value [Line Items]
Accumulated Value	10,000	11,588	13,017	12,157	9,387	21,109	20,910	17,020	18,593	16,623	20,519
C000010606
Account Value [Line Items]
Accumulated Value	10,000	10,804	10,990	13,017	11,880	13,920	16,221	15,273	15,252	18,568	22,306
C000010608
Account Value [Line Items]
Accumulated Value	9,525	10,263	10,411	12,302	11,199	13,093	15,219	14,292	14,235	17,288	20,712
C000010609
Account Value [Line Items]
Accumulated Value	10,000	10,697	10,771	12,633	11,413	13,241	15,276	14,239	14,078	16,965	20,180
C000010607
Account Value [Line Items]
Accumulated Value	10,000	10,780	10,936	12,919	11,760	13,750	15,981	15,007	14,949	18,151	21,752
C000162317
Account Value [Line Items]
Accumulated Value	9,525	11,249	13,224	14,302	12,102	18,348	19,308	18,555	22,306	23,561	25,999
C000162318
Account Value [Line Items]
Accumulated Value	10,000	11,721	13,674	14,683	12,329	18,558	19,380	18,487	22,060	23,126	25,330
C000162316
Account Value [Line Items]
Accumulated Value	10,000	11,820	13,893	15,027	12,713	19,278	20,286	19,499	23,440	24,755	27,317
C000010312
Account Value [Line Items]
Accumulated Value	9,525	12,372	14,072	14,056	8,783	20,763	21,487	18,759	24,415	22,213	26,671
C000010313
Account Value [Line Items]
Accumulated Value	10,000	12,894	14,556	14,431	8,950	21,003	21,572	18,689	24,148	21,805	25,985
C000010311
Account Value [Line Items]
Accumulated Value	10,000	12,997	14,793	14,763	9,224	21,805	22,566	19,700	25,642	23,327	28,009
C000010455
Account Value [Line Items]
Accumulated Value	9,525	7,726	6,920	6,768	7,995	4,002	3,622	3,737	3,240	3,536	3,132
C000010456
Account Value [Line Items]
Accumulated Value	10,000	8,049	7,150	6,956	8,123	4,055	3,648	3,761	3,282	3,618	3,205
C000010454
Account Value [Line Items]
Accumulated Value	10,000	8,113	7,263	7,116	8,405	4,207	3,808	3,929	3,407	3,711	3,380
C000148763
Account Value [Line Items]
Accumulated Value	9,525	13,872	19,815	23,529	24,837	65,777	81,222	56,534	99,931	103,268	145,871
C000148764
Account Value [Line Items]
Accumulated Value	10,000	14,452	20,496	24,156	25,308	66,524	81,530	56,289	98,756	101,291	142,006
C000148762
Account Value [Line Items]
Accumulated Value	10,000	14,564	20,803	24,700	26,061	69,014	85,205	59,267	104,746	108,224	152,845
C000010338
Account Value [Line Items]
Accumulated Value	10,000	12,121	14,637	16,362	17,246	28,763	32,413	28,666	39,562	41,598	50,936
C000010340
Account Value [Line Items]
Accumulated Value	9,525	11,502	13,854	15,448	16,242	27,022	30,374	26,795	36,884	38,688	47,256
C000010341
Account Value [Line Items]
Accumulated Value	10,000	11,998	14,345	15,881	16,565	27,361	30,526	26,725	36,522	38,019	46,086
C000149025
Account Value [Line Items]
Accumulated Value	10,000	12,092	14,570	16,247	17,077	28,410	31,934	28,176	38,788	40,679	49,691
C000010342
Account Value [Line Items]
Accumulated Value	10,000	8,058	6,540	5,676	4,977	2,736	2,272	2,411	1,850	1,824	1,503
C000010344
Account Value [Line Items]
Accumulated Value	9,525	7,664	6,206	5,372	4,699	2,576	2,133	2,259	1,728	1,700	1,398
C000010345
Account Value [Line Items]
Accumulated Value	10,000	7,974	6,410	5,505	4,779	2,601	2,136	2,246	1,706	1,666	1,359
C000149026
Account Value [Line Items]
Accumulated Value	10,000	8,035	6,505	5,629	4,924	2,698	2,235	2,365	1,811	1,781	1,465
C000010353
Account Value [Line Items]
Accumulated Value	9,525	13,147	15,142	14,938	9,195	23,838	21,014	16,478	20,444	18,143	24,055
C000010354
Account Value [Line Items]
Accumulated Value	10,000	13,698	15,661	15,337	9,367	24,108	21,089	16,414	20,212	17,798	23,424
C000010352
Account Value [Line Items]
Accumulated Value	10,000	13,780	15,843	15,633	9,621	24,944	21,986	17,241	21,390	18,982	25,169
C000033371
Account Value [Line Items]
Accumulated Value	9,525	11,808	12,992	13,034	9,733	18,664	17,302	15,055	17,731	16,743	20,658
C000033372
Account Value [Line Items]
Accumulated Value	10,000	12,303	13,437	13,378	9,916	18,872	17,354	14,986	17,520	16,423	20,118
C000033373
Account Value [Line Items]
Accumulated Value	10,000	12,395	13,639	13,682	10,221	19,598	18,168	15,809	18,619	17,583	21,705
C000010458
Account Value [Line Items]
Accumulated Value	9,525	7,315	6,473	6,324	7,525	3,452	3,442	3,756	3,317	3,622	2,929
C000010459
Account Value [Line Items]
Accumulated Value	10,000	7,627	6,694	6,487	7,670	3,490	3,455	3,740	3,279	3,560	2,898
C000010457
Account Value [Line Items]
Accumulated Value	10,000	7,684	6,799	6,646	7,914	3,630	3,620	3,949	3,487	3,809	3,088
C000010330
Account Value [Line Items]
Accumulated Value	10,000	12,384	14,624	16,137	13,362	25,450	30,751	25,774	36,355	38,977	47,293
C000010332
Account Value [Line Items]
Accumulated Value	9,525	11,770	13,850	15,254	12,603	23,945	28,863	24,124	33,956	36,315	43,943
C000010333
Account Value [Line Items]
Accumulated Value	10,000	12,260	14,345	15,681	12,855	24,240	29,001	24,060	33,612	35,677	42,849
C000149023
Account Value [Line Items]
Accumulated Value	10,000	12,356	14,566	16,038	13,248	25,176	30,338	25,369	35,701	38,181	46,203
C000033368
Account Value [Line Items]
Accumulated Value	9,525	10,970	12,304	13,237	12,089	18,574	21,141	19,169	24,482	26,064	30,242
C000033369
Account Value [Line Items]
Accumulated Value	10,000	11,433	12,724	13,587	12,317	18,783	21,224	19,097	24,211	25,582	29,462
C000033370
Account Value [Line Items]
Accumulated Value	10,000	11,520	12,919	13,899	12,696	19,506	22,205	20,135	25,715	27,376	31,760
C000010334
Account Value [Line Items]
Accumulated Value	10,000	8,466	7,432	6,832	6,907	4,198	3,519	3,778	3,166	3,150	2,783
C000010336
Account Value [Line Items]
Accumulated Value	9,525	8,046	7,045	6,459	6,514	3,949	3,301	3,535	2,956	2,935	2,587
C000010337
Account Value [Line Items]
Accumulated Value	10,000	8,380	7,282	6,627	6,633	3,992	3,312	3,520	2,922	2,878	2,519
C000149024
Account Value [Line Items]
Accumulated Value	10,000	8,453	7,402	6,785	6,842	4,148	3,469	3,717	3,109	3,087	2,721
C000010324
Account Value [Line Items]
Accumulated Value	9,525	10,653	12,932	13,562	11,696	18,937	20,932	17,259	20,915	21,582	26,086
C000010325
Account Value [Line Items]
Accumulated Value	10,000	11,099	13,374	13,921	11,916	19,148	21,007	17,190	20,679	21,178	25,408
C000010323
Account Value [Line Items]
Accumulated Value	10,000	11,184	13,577	14,237	12,277	19,880	21,974	18,117	21,962	22,659	27,379
C000010321
Account Value [Line Items]
Accumulated Value	9,525	11,125	12,291	12,137	7,842	14,516	16,876	15,154	17,872	18,846	22,190
C000010322
Account Value [Line Items]
Accumulated Value	10,000	11,594	12,713	12,460	7,991	14,681	16,942	15,097	17,673	18,498	21,618
C000010320
Account Value [Line Items]
Accumulated Value	10,000	11,681	12,905	12,743	8,235	15,247	17,726	15,916	18,772	19,794	23,306
C000010452
Account Value [Line Items]
Accumulated Value	9,525	10,571	12,192	11,681	8,598	16,641	15,298	13,720	18,867	16,171	20,045
C000010453
Account Value [Line Items]
Accumulated Value	10,000	11,016	12,610	11,991	8,760	16,830	15,355	13,666	18,654	15,872	19,528
C000010451
Account Value [Line Items]
Accumulated Value	10,000	11,099	12,799	12,263	9,028	17,472	16,058	14,401	19,792	16,969	21,048
C000010449
Account Value [Line Items]
Accumulated Value	9,525	11,557	12,208	12,188	7,209	16,573	17,678	17,445	22,069	21,099	24,244
C000010450
Account Value [Line Items]
Accumulated Value	10,000	12,046	12,627	12,516	7,345	16,764	17,748	17,381	21,827	20,712	23,618
C000010448
Account Value [Line Items]
Accumulated Value	10,000	12,136	12,814	12,793	7,566	17,395	18,557	18,315	23,181	22,155	25,446
C000010446
Account Value [Line Items]
Accumulated Value	9,525	11,948	13,549	13,232	8,896	18,103	16,098	13,548	16,764	15,990	19,302
C000010447
Account Value [Line Items]
Accumulated Value	10,000	12,451	14,010	13,581	9,061	18,304	16,153	13,495	16,573	15,689	18,798
C000010445
Account Value [Line Items]
Accumulated Value	10,000	12,546	14,224	13,893	9,340	19,004	16,903	14,206	17,583	16,768	20,233
C000010430
Account Value [Line Items]
Accumulated Value	9,525	11,205	11,370	10,638	5,549	13,820	15,013	14,049	16,670	15,285	19,174
C000010431
Account Value [Line Items]
Accumulated Value	10,000	11,677	11,755	10,917	5,651	13,979	15,073	13,999	16,485	15,004	18,682
C000010429
Account Value [Line Items]
Accumulated Value	10,000	11,760	11,951	11,183	5,830	14,526	15,782	14,766	17,517	16,061	20,150
C000129378
Account Value [Line Items]
Accumulated Value	9,525	9,964	10,181	10,394	9,624	10,675	9,507	8,924	9,693	10,117	10,726
C000129379
Account Value [Line Items]
Accumulated Value	10,000	10,409	10,555	10,697	9,828	10,820	9,566	8,911	9,604	9,949	10,470
C000129380
Account Value [Line Items]
Accumulated Value	10,000	10,485	10,715	10,939	10,124	11,231	10,003	9,404	10,211	10,658	11,301
C000010307
Account Value [Line Items]
Accumulated Value	10,000	9,160	9,436	9,996	14,579	10,975	10,787	8,018	7,080	6,871	6,664
C000010309
Account Value [Line Items]
Accumulated Value	9,525	8,711	8,954	9,458	13,760	10,324	10,122	7,501	6,599	6,393	6,186
C000010310
Account Value [Line Items]
Accumulated Value	10,000	9,076	9,255	9,710	14,023	10,440	10,157	7,471	6,525	6,271	6,023
C000149021
Account Value [Line Items]
Accumulated Value	10,000	9,145	9,396	9,925	14,445	10,836	10,625	7,875	6,941	6,723	6,503
C000010326
Account Value [Line Items]
Accumulated Value	10,000	10,508	10,108	9,656	6,688	8,172	7,807	9,772	11,406	12,298	13,084
C000010328
Account Value [Line Items]
Accumulated Value	9,525	9,986	9,580	9,125	6,306	7,690	7,328	9,149	10,651	11,456	12,158
C000010329
Account Value [Line Items]
Accumulated Value	10,000	10,404	9,908	9,369	6,426	7,775	7,355	9,113	10,531	11,242	11,841
C000149022
Account Value [Line Items]
Accumulated Value	10,000	10,513	10,078	9,604	6,633	8,104	7,724	9,644	11,228	12,077	12,816
C000043615
Account Value [Line Items]
Accumulated Value	9,525	10,311	10,525	11,281	10,631	11,991	11,454	11,237	12,398	13,192	14,055
C000043616
Account Value [Line Items]
Accumulated Value	10,000	10,738	10,883	11,578	10,832	12,130	11,501	11,199	12,264	12,953	13,697
C000043617
Account Value [Line Items]
Accumulated Value	10,000	10,815	11,040	11,829	11,151	12,585	12,022	11,797	13,014	13,849	14,756
C000043618
Account Value [Line Items]
Accumulated Value	9,525	8,740	8,542	8,037	8,242	7,180	7,214	7,303	7,110	7,148	7,029
C000043619
Account Value [Line Items]
Accumulated Value	10,000	9,103	8,824	8,239	8,366	7,175	7,208	7,247	7,004	6,989	6,822
C000043620
Account Value [Line Items]
Accumulated Value	10,000	9,310	9,059	8,522	8,725	7,540	7,636	7,737	7,531	7,561	7,442
C000050422
Account Value [Line Items]
Accumulated Value	9,525	12,971	18,545	15,104	9,475	24,887	14,605	11,634	12,323	14,906	20,751
C000050423
Account Value [Line Items]
Accumulated Value	10,000	13,519	19,180	15,503	9,654	25,163	14,659	11,585	12,172	14,612	20,186
C000050424
Account Value [Line Items]
Accumulated Value	10,000	13,604	19,447	15,839	9,936	26,090	15,313	12,188	12,893	15,569	21,685
C000050425
Account Value [Line Items]
Accumulated Value	9,525	5,931	3,656	3,794	4,413	1,176	1,420	1,256	1,067	748	430
C000050426
Account Value [Line Items]
Accumulated Value	10,000	6,183	3,786	3,895	4,555	1,206	1,461	1,279	1,080	752	428
C000050427
Account Value [Line Items]
Accumulated Value	10,000	6,220	3,828	3,976	4,628	1,251	1,513	1,343	1,138	798	461
C000010347
Account Value [Line Items]
Accumulated Value	9,525	10,461	11,666	11,395	9,318	13,361	14,295	15,079	17,243	17,942	20,393
C000010348
Account Value [Line Items]
Accumulated Value	10,000	10,909	12,076	11,709	9,511	13,499	14,338	14,943	16,958	17,511	19,759
C000010346
Account Value [Line Items]
Accumulated Value	10,000	11,006	12,278	11,998	9,807	14,019	15,004	15,756	18,013	18,747	21,362
C000050428
Account Value [Line Items]
Accumulated Value	9,525	12,359	17,047	15,038	12,008	25,569	18,167	14,908	21,518	15,907	27,323
C000050429
Account Value [Line Items]
Accumulated Value	10,000	12,874	17,624	15,433	12,231	25,849	18,225	14,841	21,272	15,593	26,589
C000050430
Account Value [Line Items]
Accumulated Value	10,000	13,008	17,944	15,833	12,639	26,914	19,123	15,691	22,648	16,744	28,759
C000010467
Account Value [Line Items]
Accumulated Value	9,525	10,633	8,680	10,479	11,148	9,824	10,667	11,769	12,989	13,588	12,951
C000010468
Account Value [Line Items]
Accumulated Value	10,000	11,080	8,977	10,759	11,364	9,936	10,710	11,729	12,852	13,344	12,620
C000010466
Account Value [Line Items]
Accumulated Value	10,000	11,164	9,111	11,002	11,706	10,318	11,204	12,364	13,644	14,273	13,604
C000010433
Account Value [Line Items]
Accumulated Value	9,525	8,218	9,822	8,060	7,340	8,097	7,050	6,223	5,933	5,918	6,270
C000010434
Account Value [Line Items]
Accumulated Value	10,000	8,561	10,157	8,274	7,475	8,185	7,073	6,198	5,856	5,789	6,086
C000010432
Account Value [Line Items]
Accumulated Value	10,000	8,627	10,314	8,462	7,702	8,495	7,397	6,528	6,225	6,210	6,579
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,858	11,203	11,694	11,356	12,899	11,930	11,376	12,335	13,251	14,194
Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,858	11,203	11,694	11,356	12,899	11,930	11,376	12,335	13,251	14,194
Bloomberg Emerging Markets USD Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,858	11,203	11,694	11,356	12,899	11,930	11,376	12,335	13,251	14,194
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
MSCI World ex U.S. Index
Account Value [Line Items]
Accumulated Value	10,000	11,193	12,751	12,350	10,511	15,332	15,798	15,365	17,715	18,654	22,943
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,261	15,652	14,920	12,362	20,706	23,749	20,368	27,200	32,691	32,927
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,261	15,652	14,920	12,362	20,706	23,749	20,368	27,200	32,691	32,927
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,261	15,652	14,920	12,362	20,706	23,749	20,368	27,200	32,691	32,927
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,261	15,652	14,920	12,362	20,706	23,749	20,368	27,200	32,691	32,927
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,922	13,178	13,121	10,947	19,517	22,234	20,837	24,499	23,111	27,265
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,922	13,178	13,121	10,947	19,517	22,234	20,837	24,499	23,111	27,265
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,922	13,178	13,121	10,947	19,517	22,234	20,837	24,499	23,111	27,265
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,922	13,178	13,121	10,947	19,517	22,234	20,837	24,499	23,111	27,265
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,159	12,417	14,266	14,121	18,928	22,542	21,709	25,202	25,303	25,888
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,159	12,417	14,266	14,121	18,928	22,542	21,709	25,202	25,303	25,888
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,159	12,417	14,266	14,121	18,928	22,542	21,709	25,202	25,303	25,888
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,159	12,417	14,266	14,121	18,928	22,542	21,709	25,202	25,303	25,888
S&P 500 Consumer Staples Index
Account Value [Line Items]
Accumulated Value	10,000	10,616	10,522	11,625	11,557	14,836	17,225	17,436	18,689	21,012	22,338
S&P 500 Consumer Staples Index
Account Value [Line Items]
Accumulated Value	10,000	10,616	10,522	11,625	11,557	14,836	17,225	17,436	18,689	21,012	22,338
S&P 500 Consumer Staples Index
Account Value [Line Items]
Accumulated Value	10,000	10,616	10,522	11,625	11,557	14,836	17,225	17,436	18,689	21,012	22,338
S&P 500 Consumer Staples Index
Account Value [Line Items]
Accumulated Value	10,000	10,616	10,522	11,625	11,557	14,836	17,225	17,436	18,689	21,012	22,338
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	11,426	11,407	11,558	5,499	9,633	15,827	17,984	21,162	21,690	29,568
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	11,426	11,407	11,558	5,499	9,633	15,827	17,984	21,162	21,690	29,568
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	11,426	11,407	11,558	5,499	9,633	15,827	17,984	21,162	21,690	29,568
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	11,426	11,407	11,558	5,499	9,633	15,827	17,984	21,162	21,690	29,568
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	11,426	11,407	11,558	5,499	9,633	15,827	17,984	21,162	21,690	29,568
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	11,426	11,407	11,558	5,499	9,633	15,827	17,984	21,162	21,690	29,568
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	11,426	11,407	11,558	5,499	9,633	15,827	17,984	21,162	21,690	29,568
S&P 500 Energy Index
Account Value [Line Items]
Accumulated Value	10,000	11,426	11,407	11,558	5,499	9,633	15,827	17,984	21,162	21,690	29,568
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,261	15,652	14,920	12,362	20,706	23,749	20,368	27,200	32,691	32,927
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,261	15,652	14,920	12,362	20,706	23,749	20,368	27,200	32,691	32,927
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,261	15,652	14,920	12,362	20,706	23,749	20,368	27,200	32,691	32,927
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000	13,261	15,652	14,920	12,362	20,706	23,749	20,368	27,200	32,691	32,927
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,159	12,417	14,266	14,121	18,928	22,542	21,709	25,202	25,303	25,888
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,159	12,417	14,266	14,121	18,928	22,542	21,709	25,202	25,303	25,888
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,159	12,417	14,266	14,121	18,928	22,542	21,709	25,202	25,303	25,888
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	10,000	11,159	12,417	14,266	14,121	18,928	22,542	21,709	25,202	25,303	25,888
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,317	13,231	14,975	13,362	22,754	24,981	20,081	25,850	27,623	30,861
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,317	13,231	14,975	13,362	22,754	24,981	20,081	25,850	27,623	30,861
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,317	13,231	14,975	13,362	22,754	24,981	20,081	25,850	27,623	30,861
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,317	13,231	14,975	13,362	22,754	24,981	20,081	25,850	27,623	30,861
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,922	13,178	13,121	10,947	19,517	22,234	20,837	24,499	23,111	27,265
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,922	13,178	13,121	10,947	19,517	22,234	20,837	24,499	23,111	27,265
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,922	13,178	13,121	10,947	19,517	22,234	20,837	24,499	23,111	27,265
S&P 500 Materials Index
Account Value [Line Items]
Accumulated Value	10,000	11,922	13,178	13,121	10,947	19,517	22,234	20,837	24,499	23,111	27,265
MSCI U.S. REIT Index
Account Value [Line Items]
Accumulated Value	10,000	10,316	9,864	11,909	9,409	12,955	16,350	13,216	14,587	16,084	17,175
MSCI U.S. REIT Index
Account Value [Line Items]
Accumulated Value	10,000	10,316	9,864	11,909	9,409	12,955	16,350	13,216	14,587	16,084	17,175
MSCI U.S. REIT Index
Account Value [Line Items]
Accumulated Value	10,000	10,316	9,864	11,909	9,409	12,955	16,350	13,216	14,587	16,084	17,175
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,317	13,231	14,975	13,362	22,754	24,981	20,081	25,850	27,623	30,861
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,317	13,231	14,975	13,362	22,754	24,981	20,081	25,850	27,623	30,861
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,317	13,231	14,975	13,362	22,754	24,981	20,081	25,850	27,623	30,861
S&P 500 Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value	10,000	11,317	13,231	14,975	13,362	22,754	24,981	20,081	25,850	27,623	30,861
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Information Technology Index
Account Value [Line Items]
Accumulated Value	10,000	12,491	15,948	18,411	20,331	33,874	40,953	39,090	57,075	60,436	77,992
S&P 500 Telecommunications Services Index
Account Value [Line Items]
Accumulated Value	10,000	9,718	8,789	9,047	8,354	9,196	7,885	7,150	7,374	10,111	9,830
S&P 500 Telecommunications Services Index
Account Value [Line Items]
Accumulated Value	10,000	9,718	8,789	9,047	8,354	9,196	7,885	7,150	7,374	10,111	9,830
S&P 500 Telecommunications Services Index
Account Value [Line Items]
Accumulated Value	10,000	9,718	8,789	9,047	8,354	9,196	7,885	7,150	7,374	10,111	9,830
S&P 500 Telecommunications Services Index
Account Value [Line Items]
Accumulated Value	10,000	9,718	8,789	9,047	8,354	9,196	7,885	7,150	7,374	10,111	9,830
S&P 500 Industrials Index
Account Value [Line Items]
Accumulated Value	10,000	11,838	13,489	13,925	11,214	19,020	20,188	20,222	25,622	27,069	33,882
S&P 500 Industrials Index
Account Value [Line Items]
Accumulated Value	10,000	11,838	13,489	13,925	11,214	19,020	20,188	20,222	25,622	27,069	33,882
S&P 500 Industrials Index
Account Value [Line Items]
Accumulated Value	10,000	11,838	13,489	13,925	11,214	19,020	20,188	20,222	25,622	27,069	33,882
S&P 500 Industrials Index
Account Value [Line Items]
Accumulated Value	10,000	11,838	13,489	13,925	11,214	19,020	20,188	20,222	25,622	27,069	33,882
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000	10,706	10,909	13,018	12,835	15,328	18,383	17,242	17,314	21,447	25,676
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000	10,706	10,909	13,018	12,835	15,328	18,383	17,242	17,314	21,447	25,676
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000	10,706	10,909	13,018	12,835	15,328	18,383	17,242	17,314	21,447	25,676
S&P 500 Utilities Index
Account Value [Line Items]
Accumulated Value	10,000	10,706	10,909	13,018	12,835	15,328	18,383	17,242	17,314	21,447	25,676
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	10,000	12,092	13,419	13,767	10,668	19,571	20,469	19,420	23,951	23,303	27,346
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	10,000	12,092	13,419	13,767	10,668	19,571	20,469	19,420	23,951	23,303	27,346
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	10,000	12,092	13,419	13,767	10,668	19,571	20,469	19,420	23,951	23,303	27,346
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	10,000	12,092	13,419	13,767	10,668	19,571	20,469	19,420	23,951	23,303	27,346
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	10,000	12,092	13,419	13,767	10,668	19,571	20,469	19,420	23,951	23,303	27,346
S&P MidCap 400 Index
Account Value [Line Items]
Accumulated Value	10,000	12,092	13,419	13,767	10,668	19,571	20,469	19,420	23,951	23,303	27,346
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
S&P 500 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,370	14,035	14,949	13,110	21,622	24,263	20,300	25,013	26,233	32,248
S&P 500 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,370	14,035	14,949	13,110	21,622	24,263	20,300	25,013	26,233	32,248
S&P 500 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,370	14,035	14,949	13,110	21,622	24,263	20,300	25,013	26,233	32,248
S&P 500 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,896	13,335	13,384	8,743	16,595	19,638	17,957	21,517	23,044	27,527
S&P 500 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,896	13,335	13,384	8,743	16,595	19,638	17,957	21,517	23,044	27,527
S&P 500 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	11,896	13,335	13,384	8,743	16,595	19,638	17,957	21,517	23,044	27,527
S&P MidCap 400 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,263	13,191	12,842	9,562	18,841	17,569	16,007	22,409	19,525	24,581
S&P MidCap 400 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,263	13,191	12,842	9,562	18,841	17,569	16,007	22,409	19,525	24,581
S&P MidCap 400 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	11,263	13,191	12,842	9,562	18,841	17,569	16,007	22,409	19,525	24,581
S&P MidCap 400 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	12,400	13,320	13,557	8,199	19,383	21,063	21,227	27,346	26,649	31,146
S&P MidCap 400 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	12,400	13,320	13,557	8,199	19,383	21,063	21,227	27,346	26,649	31,146
S&P MidCap 400 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	12,400	13,320	13,557	8,199	19,383	21,063	21,227	27,346	26,649	31,146
S&P SmallCap 600 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	12,795	14,746	14,672	10,022	20,808	18,847	16,097	20,208	19,655	24,170
S&P SmallCap 600 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	12,795	14,746	14,672	10,022	20,808	18,847	16,097	20,208	19,655	24,170
S&P SmallCap 600 Pure Growth Index
Account Value [Line Items]
Accumulated Value	10,000	12,795	14,746	14,672	10,022	20,808	18,847	16,097	20,208	19,655	24,170
S&P SmallCap 600 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	12,016	12,457	11,854	6,369	16,363	18,174	17,376	20,942	19,558	25,130
S&P SmallCap 600 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	12,016	12,457	11,854	6,369	16,363	18,174	17,376	20,942	19,558	25,130
S&P SmallCap 600 Pure Value Index
Account Value [Line Items]
Accumulated Value	10,000	12,016	12,457	11,854	6,369	16,363	18,174	17,376	20,942	19,558	25,130
ICE BofA BBB & Lower Sovereign USD External Debt Index
Account Value [Line Items]
Accumulated Value	10,000	10,830	11,234	11,623	10,738	12,375	11,372	10,613	11,941	12,805	14,108
ICE BofA BBB & Lower Sovereign USD External Debt Index
Account Value [Line Items]
Accumulated Value	10,000	10,830	11,234	11,623	10,738	12,375	11,372	10,613	11,941	12,805	14,108
ICE BofA BBB & Lower Sovereign USD External Debt Index
Account Value [Line Items]
Accumulated Value	10,000	10,830	11,234	11,623	10,738	12,375	11,372	10,613	11,941	12,805	14,108
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,382	9,714	10,323	14,402	11,439	11,485	9,166	8,457	8,448	8,392
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,382	9,714	10,323	14,402	11,439	11,485	9,166	8,457	8,448	8,392
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,382	9,714	10,323	14,402	11,439	11,485	9,166	8,457	8,448	8,392
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,382	9,714	10,323	14,402	11,439	11,485	9,166	8,457	8,448	8,392
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,382	9,714	10,323	14,402	11,439	11,485	9,166	8,457	8,448	8,392
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,382	9,714	10,323	14,402	11,439	11,485	9,166	8,457	8,448	8,392
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,382	9,714	10,323	14,402	11,439	11,485	9,166	8,457	8,448	8,392
Bloomberg U.S. Treasury Bellwether 30 Year Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	9,382	9,714	10,323	14,402	11,439	11,485	9,166	8,457	8,448	8,392
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	10,000	11,639	12,079	12,796	11,908	14,732	14,635	14,146	15,723	16,933	18,119
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	10,000	11,639	12,079	12,796	11,908	14,732	14,635	14,146	15,723	16,933	18,119
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	10,000	11,639	12,079	12,796	11,908	14,732	14,635	14,146	15,723	16,933	18,119
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	10,000	11,639	12,079	12,796	11,908	14,732	14,635	14,146	15,723	16,933	18,119
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	10,000	11,639	12,079	12,796	11,908	14,732	14,635	14,146	15,723	16,933	18,119
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value	10,000	11,639	12,079	12,796	11,908	14,732	14,635	14,146	15,723	16,933	18,119
S&P Emerging 50 ADR Index
Account Value [Line Items]
Accumulated Value	10,000	12,065	14,920	14,149	11,807	20,164	16,253	15,668	17,116	20,160	25,360
S&P Emerging 50 ADR Index
Account Value [Line Items]
Accumulated Value	10,000	12,065	14,920	14,149	11,807	20,164	16,253	15,668	17,116	20,160	25,360
S&P Emerging 50 ADR Index
Account Value [Line Items]
Accumulated Value	10,000	12,065	14,920	14,149	11,807	20,164	16,253	15,668	17,116	20,160	25,360
S&P Emerging 50 ADR Index
Account Value [Line Items]
Accumulated Value	10,000	12,065	14,920	14,149	11,807	20,164	16,253	15,668	17,116	20,160	25,360
S&P Emerging 50 ADR Index
Account Value [Line Items]
Accumulated Value	10,000	12,065	14,920	14,149	11,807	20,164	16,253	15,668	17,116	20,160	25,360
S&P Emerging 50 ADR Index
Account Value [Line Items]
Accumulated Value	10,000	12,065	14,920	14,149	11,807	20,164	16,253	15,668	17,116	20,160	25,360
STOXX Europe 50 Index
Account Value [Line Items]
Accumulated Value	10,000	12,138	12,024	12,446	10,711	15,463	15,783	18,050	21,969	23,426	25,643
STOXX Europe 50 Index
Account Value [Line Items]
Accumulated Value	10,000	12,138	12,024	12,446	10,711	15,463	15,783	18,050	21,969	23,426	25,643
STOXX Europe 50 Index
Account Value [Line Items]
Accumulated Value	10,000	12,138	12,024	12,446	10,711	15,463	15,783	18,050	21,969	23,426	25,643
Nikkei-225 Stock Average Index
Account Value [Line Items]
Accumulated Value	10,000	11,283	12,802	12,654	11,288	17,411	16,601	16,733	24,089	21,253	30,470
Nikkei-225 Stock Average Index
Account Value [Line Items]
Accumulated Value	10,000	11,283	12,802	12,654	11,288	17,411	16,601	16,733	24,089	21,253	30,470
Nikkei-225 Stock Average Index
Account Value [Line Items]
Accumulated Value	10,000	11,283	12,802	12,654	11,288	17,411	16,601	16,733	24,089	21,253	30,470
U.S. Dollar Index
Account Value [Line Items]
Accumulated Value	10,000	10,626	9,519	10,272	10,455	9,847	10,392	10,841	11,046	11,007	10,554
U.S. Dollar Index
Account Value [Line Items]
Accumulated Value	10,000	10,626	9,519	10,272	10,455	9,847	10,392	10,841	11,046	11,007	10,554
U.S. Dollar Index
Account Value [Line Items]
Accumulated Value	10,000	10,626	9,519	10,272	10,455	9,847	10,392	10,841	11,046	11,007	10,554
U.S. Dollar Index
Account Value [Line Items]
Accumulated Value	10,000	10,626	9,519	10,272	10,455	9,847	10,392	10,841	11,046	11,007	10,554
U.S. Dollar Index
Account Value [Line Items]
Accumulated Value	10,000	10,626	9,519	10,272	10,455	9,847	10,392	10,841	11,046	11,007	10,554
U.S. Dollar Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,626	$ 9,519	$ 10,272	$ 10,455	$ 9,847	$ 10,392	$ 10,841	$ 11,046	$ 11,007	$ 10,554